Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common stock	Other equity instruments	Additional paid in capital	Accumulated deficit	Accumulated other comprehensive income (loss)
Balance (in shares) at Dec. 31, 2018		133,380,899
Balance at Dec. 31, 2018	$ 90,676	$ 1,087,068	$ 12,948	$ 10,079	$ (998,361)	$ (21,058)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		3,036,082
Issuance of common shares on exercise of share units	0	$ 7,565	(7,565)
Stock-based compensation	1,474		1,474
Net income (loss) for the year	41				41
Other comprehensive income (loss)	$ (2,832)					(2,832)
Balance (in shares) at Dec. 31, 2019	136,416,981	136,416,981
Balance at Dec. 31, 2019	$ 89,359	$ 1,094,633	6,857	10,079	(998,320)	(23,890)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares on exercise of share units (in shares)		829,553
Issuance of common shares on exercise of share units	0	$ 1,433	(1,433)
Issuance of common shares on conversions of convertible debt (in shares)		3,607,468
Issuance of common shares on conversions of convertible debt	5,122	$ 5,122
Issuance of common shares on at-the-market public offering, net of costs incurred (in shares)		3,215,970
Issuance of common shares on at-the-market public offering, net of costs incurred	13,904	$ 13,904
Change in fair value of the embedded conversion feature on convertible debt	1,437			1,437
Stock-based compensation	2,247		2,247
Net income (loss) for the year	(7,359)				(7,359)
Other comprehensive income (loss)	$ (651)					(651)
Balance (in shares) at Dec. 31, 2020	144,069,972	144,069,972
Balance at Dec. 31, 2020	$ 104,059	$ 1,115,092	$ 7,671	$ 11,516	$ (1,005,679)	$ (24,541)